Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Summary of financial liabilities measured and recorded at fair value on recurring basis

	For the year ended December 31,
	2022			2023
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Warrant liability	—	—	24,376	—	—	3,952	557

Summary of inputs related to the Black Scholes model for the valuation of the fair value of warrants

	As of November 23, 2022	As of December 31, 2022	As of December 31, 2023
Expiration of warrant (years)	5	4.9	3.9
Fair market value per share (US$)	1.17	0.84	0.20
Exercise price (US$)	2.75	2.75	2.75
Risk-free rate	3.96%	4.05%	3.92%
Dividend yield	—	—	—
Standard derivation in the value of stock	132.3%	131.2%	132.8%

Summary of fair value of the warrants

	For the Year Ended December 31,
	2022	2023
	RMB	RMB
Fair value of warrants at beginning of the year (Level 3)	—	24,376
Issuances	36,838	—
Change in fair value	(11,219)	(20,732)
Effect of exchange rate changes	(1,243)	308
Fair value of warrants at end of the year (Level 3)	24,376	3,952